OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Schedule Of Other Payables [Table Text Block]
Other payables consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
Third Party	RMB	RMB	U.S. Dollars
Service	¥1,518,033	¥1,356,676	$204,944
Distributors and employees	207,005	90,130	13,615
Funds collected on behalf of others	895,022	895,022	135,204
Advances from customers	130,100	157,856	23,846
Accrued expenses	193,274	411,898	62,222
Others	408,466	259,088	39,138
Total	¥3,351,900	¥3,170,670	$478,969

Schedule Of Other Payables Related Party [Table Text Block]
	June 30, 2017	June 30, 2018	June 30, 2018
Related Party	RMB	RMB	U.S. Dollars
Expenses paid by the major shareholders	¥3,062,709	¥2,767,349	$418,041
Due to family member of the owner of BHD	-	193,143	29,177
Due to management staff for costs incurred on behalf of the Company	251,310	250,965	37,911
Total	¥3,314,019	¥3,211,457	$485,129